Other general administrative expenses	12 Months Ended
Dec. 31, 2017
Other general administrative expenses [Abstract]
Other general administrative expenses

42. Other general administrative expenses

a) Breakdown

The detail of Other general administrative expenses is as follows:

Thousand of reais	2017	2016	2015

Property, fixtures and supplies	1,284,490	1,278,556	1,268,498
Technology and systems	1,364,720	1,246,809	1,192,533
Advertising	617,563	486,772	523,343
Communications	593,272	488,799	481,217
Per diems and travel expenses	106,956	133,123	160,135
Taxes other than income tax	122,570	84,932	128,022
Surveillance and cash courier services	630,466	622,362	614,596
Insurance premiums	27,289	21,308	20,975
Specialized and technical services	1,901,056	1,744,726	1,820,657
Technical reports	370,546	437,683	406,755
Others specialized and technical services	1,530,510	1,307,043	1,413,902
Other administrative expenses	534,935	435,758	506,364
Total	7,183,317	6,543,145	6,716,340

b) Other information

The balance of “Technical reports” includes the fees paid by the consolidated companies to their respective auditors, the detail are as follows:

Millions of Reais	2017	2016	2015

Audit of the annual financial statements of the companies audited by external audit (1)(2) (constant scope of consolidation)	17.5	9.2	12.0

Audit Related	3.9	0.1	1.5
Others	1.3	0.7	1.7
Total	22.7	10.0	15.2

(1) On March 18, 2016, the Banco Santander contracted PricewaterhouseCoopers Auditores Independentes (PWC), to act as an independent auditor of the Bank and the companies that compose the Conglomerate Santander in Brazil,  to replace Deloitte Touche Tohmatsu Auditores Independentes (Deloitte), which provided an independent audit service for the financial statements related to the year ended December 31, 2015.

(2) In 2017, includes R$2.3 million referring to auditing work for the 2016 fiscal year.

The approximate value of taxes according to law 12,741/2012 totaled R$3.7 million (2016 - R$1.8 million).

Services provided by other audit firms totaled R$13.2 million (2016 - R$4.9 million and 2015 - R$4.9 million).